Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficits) - USD ($)		Common stock		Additional paid-in capital		Accumulated loss	Total
Balance at Dec. 31, 2021		$ 24,706		$ 31,553,044		$ (32,182,245)	$ (604,495)
Balance (in Shares) at Dec. 31, 2021		247,059,590
Capital injection from shareholders		$ 25		499,975			500,000
Capital injection from shareholders (in Shares)		250,000
Share-based compensation				16,676			16,676
Net loss							(432,006)
Balance at Dec. 31, 2022		$ 3,175	[1]	32,091,251	[1]	(32,614,251)	(519,825)
Balance (in Shares) at Dec. 31, 2022	[1]	31,754,844
Capital injection from shareholders		$ 56	[1]	299,944	[1]		300,000
Capital injection from shareholders (in Shares)	[1]	563,823
Share-based compensation			[1]	45	[1]		45
Net loss			[1]		[1]	(210,135)	(210,135)
Balance at Mar. 31, 2023		$ 3,231	[1]	32,391,240	[1]	(32,824,386)	(429,915)
Balance (in Shares) at Mar. 31, 2023	[1]	32,318,667
Balance at Dec. 31, 2022		$ 3,175	[1]	32,091,251	[1]	(32,614,251)	$ (519,825)
Balance (in Shares) at Dec. 31, 2022	[1]	31,754,844
Capital injection from shareholders (in Shares)							17,008,312
Net loss							$ (948,578)
Balance at Jun. 30, 2023		$ 3,449	[1]	33,462,546	[1]	(33,562,829)	(96,834)
Balance (in Shares) at Jun. 30, 2023	[1]	34,502,554
Balance at Dec. 31, 2022		$ 3,175	[1]	32,091,251	[1]	(32,614,251)	(519,825)
Balance (in Shares) at Dec. 31, 2022	[1]	31,754,844
Capital injection from shareholders		$ 2,647		1,688,603			1,691,250
Capital injection from shareholders (in Shares)		26,474,435
Issuance of common stock to a financial advisor (Note 8)		$ 1,701		1,069,823			1,071,524
Issuance of common stock to a financial advisor (Note 8) (in Shares)		17,008,312
Issuance of common stock to independent directors		$ 117		73,836			73,953
Issuance of common stock to independent directors (in Shares)		1,173,878
Share-based compensation				45			45
Net loss							(1,815,644)
Balance at Dec. 31, 2023		$ 3,749	[1]	34,927,449	[1]	(34,429,895)	$ 501,303
Balance (in Shares) at Dec. 31, 2023		37,488,807	[1]				37,488,807	[2]
Balance at Mar. 31, 2023		$ 3,231	[1]	32,391,240	[1]	(32,824,386)	$ (429,915)
Balance (in Shares) at Mar. 31, 2023	[1]	32,318,667
Capital injection from shareholders		$ 218	[1]	1,071,306	[1]		1,071,524
Capital injection from shareholders (in Shares)	[1]	2,183,887
Net loss			[1]		[1]	(738,443)	(738,443)
Balance at Jun. 30, 2023		$ 3,449	[1]	33,462,546	[1]	(33,562,829)	(96,834)
Balance (in Shares) at Jun. 30, 2023	[1]	34,502,554
Balance at Dec. 31, 2023		$ 3,749	[1]	34,927,449	[1]	(34,429,895)	$ 501,303
Balance (in Shares) at Dec. 31, 2023		37,488,807	[1]				37,488,807	[2]
Capital injection from shareholders		$ 131	[1]	489,869	[1]		$ 490,000
Capital injection from shareholders (in Shares)	[1]	1,310,740
Net loss			[1]		[1]	(214,043)	(214,043)
Balance at Mar. 31, 2024		$ 3,880	[1]	35,417,318	[1]	(34,643,938)	777,260
Balance (in Shares) at Mar. 31, 2024	[1]	38,799,547
Balance at Dec. 31, 2023		$ 3,749	[1]	34,927,449	[1]	(34,429,895)	$ 501,303
Balance (in Shares) at Dec. 31, 2023		37,488,807	[1]				37,488,807	[2]
Net loss							$ (1,561,939)
Balance at Jun. 30, 2024		$ 4,686	[1]	43,490,860	[1]	(35,991,834)	$ 7,503,712
Balance (in Shares) at Jun. 30, 2024		46,859,633	[1]				46,859,633	[2]
Balance at Mar. 31, 2024		$ 3,880	[1]	35,417,318	[1]	(34,643,938)	$ 777,260
Balance (in Shares) at Mar. 31, 2024	[1]	38,799,547
Capital injection from shareholders		$ 120	[1]	456,680	[1]		456,800
Capital injection from shareholders (in Shares)	[1]	1,200,453
Reverse recapitalization (Note 1)		$ 528	[1]	3,973,308	[1]		3,973,836
Reverse recapitalization (Note 1) (in Shares)	[1]	5,279,673
Issuance of common stock to a financial advisor (Note 8)		$ 120	[1]	(120)	[1]
Issuance of common stock to a financial advisor (Note 8) (in Shares)	[1]	1,200,000
Issuance of common stock to independent directors		$ 9	[1]	899,991	[1]		900,000
Issuance of common stock to independent directors (in Shares)	[1]	90,000
Share-based compensation			[1]	107,712	[1]		107,712
Settlement of working capital loans		$ 29	[1]	2,635,971	[1]		2,636,000
Settlement of working capital loans (in Shares)	[1]	289,960
Net loss			[1]		[1]	(1,347,896)	(1,347,896)
Balance at Jun. 30, 2024		$ 4,686	[1]	$ 43,490,860	[1]	$ (35,991,834)	$ 7,503,712
Balance (in Shares) at Jun. 30, 2024		46,859,633	[1]				46,859,633	[2]

[1]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 - Organization and Business Description”).
[2]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 – Organization and Business Description”).